UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

11/30/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par		Value ($)
Bonds – 56.7%
Aerospace – 0.3%
Bombardier, Inc., 6.3%, 2014 (n)		$160,000	$154,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		240,000	175,200
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		65,000	63,700
Triumph Group, Inc., 8%, 2017 (z)		40,000	40,000
Vought Aircraft Industries, Inc., 8%, 2011		170,000	167,875

			$601,175

Agency - Other – 1.7%
Financing Corp., 9.4%, 2018		$965,000	$1,333,244
Financing Corp., 10.35%, 2018		715,000	1,043,264
Financing Corp., STRIPS, 0%, 2017		860,000	632,336

			$3,008,844

Airlines – 0.5%
American Airlines Pass-Through Trust, 6.817%, 2012		$195,000	$188,175
AMR Corp., 7.858%, 2013		200,000	199,000
Continental Airlines, Inc., 7.339%, 2014		390,000	349,050
Delta Air Lines, Inc., 7.111%, 2011		90,000	89,100
Delta Air Lines, Inc., 7.711%, 2011		70,000	67,900

			$893,225

Apparel Manufacturers – 0.1%
Levi Strauss & Co., 9.75%, 2015		$100,000	$104,750

Asset Backed & Securitized – 0.7%
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		$500,000	$347,183
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		145,867	105,310
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		198,555	48,059
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046		199,556	168,550
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		48,162	34,340
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049		124,877	107,694
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051		105,201	100,782
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		256,753	185,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		66,000	43,504
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		116,771	19,282
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		256,150	160,899

			$1,321,050

Automotive – 0.9%
Accuride Corp., 8.5%, 2015 (d)		$100,000	$76,000
Allison Transmission, Inc., 11%, 2015 (n)		230,000	238,050
Allison Transmission, Inc., 11.25%, 2015 (n)(p)		159,000	162,975
FCE Bank PLC, 7.125%, 2012	EUR	250,000	358,495
Ford Motor Credit Co. LLC, 9.75%, 2010		$185,000	190,123
Ford Motor Credit Co. LLC, 12%, 2015		305,000	351,512
Goodyear Tire & Rubber Co., 9%, 2015		185,000	189,163
Goodyear Tire & Rubber Co., 10.5%, 2016		55,000	59,125

			$1,625,443

Broadcasting – 1.4%
Allbritton Communications Co., 7.75%, 2012		$350,000	$330,750
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		313,464	87,264
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)		120,000	22,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016		255,000	266,794
Lamar Media Corp., 6.625%, 2015		295,000	280,250
LBI Media, Inc., 8.5%, 2017 (z)		125,000	95,000
LIN TV Corp., 6.5%, 2013		280,000	261,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		472,500	181,125
Newport Television LLC, 13%, 2017 (n)(p)		334,562	108,802
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		243,171	170,064

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014	$80,000	$56,100
Salem Communications Corp., 9.625%, 2016 (z)	50,000	51,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	80,000	81,100
Univision Communications, Inc., 12%, 2014 (n)	80,000	87,000
Univision Communications, Inc., 10.5%, 2015 (n)(p)	452,575	350,632
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	1,100

		$2,431,581

Brokerage & Asset Managers – 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$290,000	$279,226
Nuveen Investments, Inc., 10.5%, 2015 (n)	160,000	140,800

		$420,026

Building – 0.8%
Associated Materials, Inc., 9.75%, 2012	$115,000	$116,869
Associated Materials, Inc., 11.25%, 2014	295,000	276,562
Associated Materials, Inc., 9.875%, 2016 (n)	25,000	26,125
Building Materials Corp. of America, 7.75%, 2014	165,000	163,350
Nortek, Inc., 10%, 2013	225,000	230,625
Nortek, Inc., 8.5%, 2014 (d)	130,000	92,950
Owens Corning, 9%, 2019	165,000	182,108
Ply Gem Industries, Inc., 11.75%, 2013	300,000	286,500
USG Corp., 9.75%, 2014 (n)	25,000	26,188

		$1,401,277

Business Services – 0.6%
First Data Corp., 9.875%, 2015	$365,000	$324,850
First Data Corp., 11.25%, 2016	225,000	185,625
Iron Mountain, Inc., 6.625%, 2016	190,000	186,200
Iron Mountain, Inc., 8.375%, 2021	70,000	71,575
SunGard Data Systems, Inc., 10.25%, 2015	227,000	232,675
Terremark Worldwide, Inc., 12%, 2017 (n)	35,000	38,194

		$1,039,119

Cable TV – 1.1%
CCO Holdings LLC, 8.75%, 2013	$385,000	$388,609
Charter Communications Holdings LLC, 8.375%, 2014 (n)	160,000	162,800
Charter Communications Holdings LLC, 10.875%, 2014 (n)	80,000	89,100
CSC Holdings, Inc., 8.5%, 2014 (n)	225,000	236,531
CSC Holdings, Inc., 8.5%, 2015 (n)	210,000	220,762
DIRECTV Holdings LLC, 7.625%, 2016	210,000	226,275
Mediacom LLC, 9.125%, 2019 (n)	80,000	81,200
Videotron LTEE, 6.875%, 2014	110,000	107,250
Virgin Media Finance PLC, 9.125%, 2016	300,000	308,250
Virgin Media Finance PLC, 9.5%, 2016	100,000	105,000

		$1,925,777

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019	$50,000	$59,093
Hexion Specialty Chemicals, Inc., 9.75%, 2014	60,000	57,600
Huntsman International LLC, 5.5%, 2016 (n)	110,000	95,425
Innophos Holdings, Inc., 8.875%, 2014	275,000	280,500
Koppers Holdings, Inc., 7.875%, 2019 (z)	70,000	70,000
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	209,000	228,855
Momentive Performance Materials, Inc., 11.5%, 2016	94,000	83,190
Nalco Co., 8.875%, 2013	135,000	138,375
NOVA Chemicals Corp., 8.375%, 2016 (n)	65,000	65,813

		$1,078,851

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 0.2%
Corporación Geo S. A. B. de C. V., 8.875%, 2014 (n)	$294,000	$300,615
Lennar Corp., 12.25%, 2017	85,000	101,575

		$402,190

Consumer Products – 0.4%
ACCO Brands Corp., 10.625%, 2015 (n)	$20,000	$21,575
ACCO Brands Corp., 7.625%, 2015	70,000	63,525
Controladora Mabe S.A. de C.V., 7.875%, 2019 (n)	375,000	367,500
Jarden Corp., 7.5%, 2017	110,000	108,900
Visant Holding Corp., 8.75%, 2013	110,000	113,300

		$674,800

Consumer Services – 0.7%
Corrections Corp. of America, 6.25%, 2013	$145,000	$145,181
KAR Holdings, Inc., 10%, 2015	235,000	243,225
KAR Holdings, Inc., FRN, 4.281%, 2014	425,000	395,250
Service Corp. International, 7.375%, 2014	120,000	119,700
Service Corp. International, 7%, 2017	225,000	217,125
Ticketmaster Entertainment, Inc., 10.75%, 2016	170,000	175,950

		$1,296,431

Containers – 0.6%
Crown Americas LLC, 7.625%, 2013	$190,000	$194,512
Graham Packaging Holdings Co., 9.875%, 2014	300,000	304,500
Greif, Inc., 6.75%, 2017	220,000	213,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013	125,000	127,500
Owens-Illinois, Inc., 7.375%, 2016	60,000	60,750
Reynolds Group, 7.75%, 2016 (z)	100,000	101,000

		$1,001,662

Defense Electronics – 0.1%
L-3 Communications Corp., 5.875%, 2015	$230,000	$225,400

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014	$109,000	$105,730
Freescale Semiconductor, Inc., 8.875%, 2014	220,000	187,000
Jabil Circuit, Inc., 7.75%, 2016	140,000	144,200

		$436,930

Emerging Market Quasi-Sovereign – 5.0%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$348,000	$372,360
Ecopetrol S.A., 7.625%, 2019	201,000	226,889
Empresa Nacional Del Petroleo, 6.25%, 2019	662,000	705,664
Export-Import Bank of Korea, 5.875%, 2015	867,000	941,217
Gaz Capital S.A., 8.125%, 2014 (n)	1,119,000	1,187,595
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	200,000	210,500
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	850,000	1,009,375
Korea Expressway Corp., 4.5%, 2015 (z)	100,000	101,999
Majapahit Holding B.V., 7.75%, 2020 (z)	638,000	643,583
National Agricultural Co., 5%, 2014 (n)	446,000	462,279
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	352,929
Petrobras International Finance Co., 7.875%, 2019	942,000	1,100,521
Petrobras International Finance Co., 6.875%, 2040	101,000	103,997
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	101,000	113,878
Petróleos Mexicanos, 8%, 2019	160,000	188,000
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (z)	100,000	100,250
Qtel International Finance Ltd., 7.875%, 2019 (n)	504,000	564,742
RSHB Capital S.A., 7.125%, 2014	413,000	435,137

		$8,820,915

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 6.3%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$248,000	$273,044
Republic of Argentina, FRN, 0.943%, 2012	331,838	270,176
Republic of Colombia, 7.375%, 2017	374,000	435,336
Republic of Colombia, 7.375%, 2019	233,000	271,678
Republic of Colombia, 7.375%, 2037	348,000	397,590
Republic of Colombia, 6.125%, 2041	906,000	883,350
Republic of Croatia, 6.75%, 2019 (z)	129,000	139,139
Republic of El Salvador, 7.375%, 2019 (z)	100,000	102,750
Republic of Indonesia, 6.875%, 2018 (n)	305,000	324,825
Republic of Indonesia, 8.5%, 2035	770,000	904,750
Republic of Panama, 5.2%, 2020	553,000	564,060
Republic of Panama, 9.375%, 2029	388,000	547,080
Republic of Peru, 7.35%, 2025	308,000	364,210
Republic of Peru, 6.55%, 2037	444,000	476,190
Republic of Philippines, 6.5%, 2020	100,000	106,250
Republic of Philippines, 7.75%, 2031	389,000	436,653
Republic of Philippines, 6.375%, 2034	409,000	396,730
Republic of Poland, 6.375%, 2019	478,000	531,677
Republic of Turkey, 7.25%, 2015	657,000	735,019
Republic of Turkey, 7.5%, 2017	100,000	113,750
Republic of Turkey, 6.875%, 2036	372,000	378,510
Republic of Uruguay, 8%, 2022	851,000	991,415
Republic of Uruguay, 7.625%, 2036	700,000	773,500
State of Qatar, 4%, 2015 (z)	115,000	115,144
State of Qatar, 5.25%, 2020 (z)	144,000	145,080
United Mexican States, 5.625%, 2017	306,000	326,808
United Mexican States, 5.95%, 2019	94,000	101,896

		$11,106,610

Energy - Independent – 2.0%
Chaparral Energy, Inc., 8.875%, 2017	$195,000	$172,575
Chesapeake Energy Corp., 6.375%, 2015	70,000	65,100
Chesapeake Energy Corp., 6.875%, 2016	250,000	240,000
Forest Oil Corp., 8.5%, 2014 (n)	45,000	46,012
Forest Oil Corp., 7.25%, 2019	270,000	255,825
Hilcorp Energy I LP, 9%, 2016 (n)	440,000	441,100
Mariner Energy, Inc., 8%, 2017	155,000	146,475
McMoRan Exploration Co., 11.875%, 2014	95,000	95,950
OPTI Canada, Inc., 8.25%, 2014	180,000	144,000
Penn Virginia Corp., 10.375%, 2016	130,000	140,075
Petrohawk Energy Corp., 10.5%, 2014	95,000	102,838
Pioneer Natural Resource Co., 6.875%, 2018	150,000	145,111
Pioneer Natural Resource Co., 7.5%, 2020	105,000	103,522
Plains Exploration & Production Co., 7%, 2017	405,000	384,750
Quicksilver Resources, Inc., 8.25%, 2015	245,000	243,775
Range Resources Corp., 8%, 2019	215,000	224,675
SandRidge Energy, Inc., 9.875%, 2016 (n)	60,000	61,500
SandRidge Energy, Inc., 8%, 2018 (n)	295,000	278,038
Southwestern Energy Co., 7.5%, 2018	150,000	154,875
Swift Energy Co., 8.875%, 2020	25,000	24,875

		$3,471,071

Energy - Integrated – 0.3%
CCL Finance Ltd., 9.5%, 2014 (n)	$561,000	$589,050

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$200,000	$208,000
AMC Entertainment, Inc., 8.75%, 2019	165,000	167,887

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Entertainment – continued
Cinemark USA, Inc., 8.625%, 2019 (n)		$110,000	$113,300

			$489,187

Financial Institutions – 0.6%
GMAC LLC, 6.875%, 2011 (n)		$523,000	$503,388
GMAC LLC, 7%, 2012 (n)		125,000	119,063
GMAC LLC, 6.75%, 2014 (n)		175,000	156,625
GMAC LLC, 8%, 2031 (n)		57,000	48,877
International Lease Finance Corp., 5.625%, 2013		235,000	184,943

			$1,012,896

Food & Beverages – 0.4%
ARAMARK Corp., 8.5%, 2015		$160,000	$160,400
Dean Foods Co., 7%, 2016		205,000	197,825
Del Monte Foods Co., 6.75%, 2015		300,000	301,500
Pinnacle Foods Finance LLC, 9.25%, 2015		110,000	113,614

			$773,339

Forest & Paper Products – 0.8%
Cascades, Inc., 7.75%, 2017 (z)		$50,000	$49,625
Fibria Overseas Finance, 9.25%, 2019 (z)		248,000	271,560
Georgia-Pacific Corp., 7.125%, 2017 (n)		140,000	141,750
Georgia-Pacific Corp., 8%, 2024		90,000	90,900
Graphic Packaging International Corp., 9.5%, 2013		145,000	148,625
Jefferson Smurfit Corp., 8.25%, 2012 (d)		130,000	104,000
JSG Funding PLC, 7.75%, 2015		10,000	9,550
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	435,825
Smurfit Kappa Group PLC, 7.75%, 2019 (z)	EUR	50,000	72,727
Smurfit-Stone Container Corp., 8%, 2017 (d)		$47,000	37,013
Votorantim Celulose e Papel S.A., 6.625%, 2019 (n)		100,000	98,500

			$1,460,075

Gaming & Lodging – 1.6%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$95,000	$96,900
Boyd Gaming Corp., 6.75%, 2014		310,000	271,250
Firekeepers Development Authority, 13.875%, 2015 (n)		145,000	162,400
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (d)(n)		505,000	5,050
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		140,000	142,800
Harrah’s Operating Co., Inc., 10%, 2018 (n)		382,000	290,320
Host Hotels & Resorts, Inc., 6.75%, 2016		150,000	142,125
Host Hotels & Resorts, Inc., 9%, 2017 (n)		45,000	47,363
MGM Mirage, 6.75%, 2013		190,000	156,038
MGM Mirage, 10.375%, 2014 (n)		35,000	37,363
MGM Mirage, 7.5%, 2016		205,000	155,288
MGM Mirage, 11.125%, 2017 (n)		85,000	93,075
MGM Mirage, 11.375%, 2018 (n)		55,000	47,438
Penn National Gaming, Inc., 8.75%, 2019 (n)		150,000	149,250
Pinnacle Entertainment, Inc., 7.5%, 2015		130,000	115,700
Royal Caribbean Cruises Ltd., 7%, 2013		135,000	128,250
Royal Caribbean Cruises Ltd., 11.875%, 2015		155,000	173,600
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	303,188
Station Casinos, Inc., 6%, 2012 (d)		95,000	19,950
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	4,400
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	4,750
Wyndham Worldwide Corp., 6%, 2016		290,000	270,208

			$2,816,706

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016 (z)		$100,000	$100,250

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Baldor Electric Co., 8.625%, 2017	$150,000	$153,000
Johnsondiversey Holdings, Inc., 8.25%, 2019 (z)	100,000	99,875

		$353,125

Insurance – 0.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$195,000	$138,938

Insurance - Property & Casualty – 0.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$188,100
USI Holdings Corp., 9.75%, 2015 (z)	205,000	182,450

		$370,550

Local Authorities – 0.1%
University of California Rev. (Build America Bonds), 5.77%, 2043	$60,000	$61,197
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	20,000	21,365

		$82,562

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014	$195,000	$192,562
Rental Service Corp., 9.5%, 2014	190,000	185,963

		$378,525

Major Banks – 0.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$385,000	$335,331
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	435,000	425,395

		$760,726

Medical & Health Technology & Services – 2.1%
Biomet, Inc., 10%, 2017	$230,000	$243,225
Biomet, Inc., 11.625%, 2017	140,000	152,250
Community Health Systems, Inc., 8.875%, 2015	415,000	423,300
Cooper Cos., Inc., 7.125%, 2015	115,000	111,694
DaVita, Inc., 6.625%, 2013	98,000	97,265
DaVita, Inc., 7.25%, 2015	300,000	298,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	191,625
HCA, Inc., 6.375%, 2015	165,000	152,625
HCA, Inc., 9.25%, 2016	655,000	692,663
HealthSouth Corp., 8.125%, 2020	145,000	142,100
Psychiatric Solutions, Inc., 7.75%, 2015	90,000	86,850
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	155,000	145,700
Tenet Healthcare Corp., 9.25%, 2015	100,000	105,000
U.S. Oncology, Inc., 10.75%, 2014	235,000	245,575
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,300
United Surgical Partners International, Inc., 9.25%, 2017 (p)	70,000	70,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)	205,000	201,925
Universal Hospital Services, Inc., FRN, 4.635%, 2015	65,000	54,600
VWR Funding, Inc., 11.25%, 2015 (p)	395,000	367,103

		$3,798,000

Metals & Mining – 1.2%
Bumi Capital Pte Ltd., 12%, 2016 (z)	$477,000	$472,230
Cloud Peak Energy, Inc., 8.25%, 2017 (z)	120,000	118,200
Cloud Peak Energy, Inc., 8.5%, 2019 (z)	120,000	118,800
FMG Finance Ltd., 10.625%, 2016 (n)	210,000	228,900
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	335,000	361,381
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	70,000	69,263
Gerdau Holdings, Inc., 7%, 2020 (z)	170,000	168,640
Peabody Energy Corp., 7.375%, 2016	25,000	25,313
Peabody Energy Corp., “B”, 6.875%, 2013	335,000	338,350

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Vale Overseas Ltd., 6.875%, 2039	$186,000	$192,257

		$2,093,334

Mortgage Backed – 12.0%
Fannie Mae, 5.503%, 2011	$39,000	$41,745
Fannie Mae, 6.088%, 2011	62,000	65,734
Fannie Mae, 4.35%, 2013	180,124	190,773
Fannie Mae, 4.374%, 2013	128,533	136,222
Fannie Mae, 4.518%, 2013	119,780	126,951
Fannie Mae, 5.105%, 2013	66,717	72,228
Fannie Mae, 5.37%, 2013	95,194	103,446
Fannie Mae, 4.76%, 2014	81,985	87,513
Fannie Mae, 4.88%, 2014	101,313	109,255
Fannie Mae, 4.935%, 2014	164,176	177,060
Fannie Mae, 4.56%, 2015	74,457	79,187
Fannie Mae, 4.564%, 2015	126,191	134,280
Fannie Mae, 4.6%, 2015	28,077	29,944
Fannie Mae, 4.69%, 2015	196,141	209,877
Fannie Mae, 4.7%, 2015	60,551	64,796
Fannie Mae, 4.78%, 2015	83,296	89,511
Fannie Mae, 4.79%, 2015	125,638	134,914
Fannie Mae, 4.81%, 2015	187,534	202,710
Fannie Mae, 4.85%, 2015	180,797	194,644
Fannie Mae, 4.856%, 2015	151,808	162,579
Fannie Mae, 5.022%, 2015	163,152	175,815
Fannie Mae, 5.034%, 2015	65,210	70,745
Fannie Mae, 4.5%, 2016 - 2029	1,259,709	1,329,720
Fannie Mae, 5.09%, 2016	66,493	72,473
Fannie Mae, 5.574%, 2016	109,626	121,254
Fannie Mae, 5.604%, 2016	128,475	142,288
Fannie Mae, 5.93%, 2016	118,124	133,977
Fannie Mae, 6.039%, 2016	59,267	65,520
Fannie Mae, 5.5%, 2017 - 2038	4,679,405	4,992,742
Fannie Mae, 5.507%, 2017	68,636	76,383
Fannie Mae, 6%, 2017 - 2037	2,098,073	2,260,873
Fannie Mae, 6.5%, 2017 - 2037	287,153	311,200
Fannie Mae, 5.332%, 2018	185,872	203,578
Fannie Mae, 4.825%, 2019	28,000	29,796
Fannie Mae, 4.874%, 2019	117,402	125,326
Fannie Mae, 4.991%, 2019	74,855	80,593
Fannie Mae, 5%, 2019 - 2039	1,114,101	1,168,827
Fannie Mae, 5.218%, 2019	24,935	27,261
Freddie Mac, 4.5%, 2015 - 2024	240,115	250,637
Freddie Mac, 6%, 2017 - 2038	268,097	288,551
Freddie Mac, 5%, 2018 - 2039	1,920,447	2,016,247
Freddie Mac, 4.186%, 2019	146,000	149,238
Freddie Mac, 5.085%, 2019	162,000	177,000
Freddie Mac, 4%, 2024	45,452	45,748
Freddie Mac, 5.5%, 2024 - 2035	2,157,158	2,277,011
Freddie Mac, 5.25%, 2026	183,662	187,600
Freddie Mac, 6.5%, 2037	398,150	430,338
Ginnie Mae, 5.5%, 2033 - 2035	864,985	927,618
Ginnie Mae, 5.612%, 2058	341,564	364,725
Ginnie Mae, 6.36%, 2058	289,447	316,628

		$21,233,081

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.8%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$585,000	$653,843
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	313,551
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	75,815
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	345,000	376,902

		$1,420,111

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$255,000	$249,900
Inergy LP, 6.875%, 2014	320,000	309,600

		$559,500

Natural Gas - Pipeline – 0.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$220,000	$180,400
Atlas Pipeline Partners LP, 8.75%, 2018	190,000	153,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	250,000	254,057
El Paso Corp., 8.25%, 2016	125,000	129,375
MarkWest Energy Partners LP, 6.875%, 2014	175,000	162,750
Williams Partners LP, 7.25%, 2017	205,000	204,960

		$1,085,442

Network & Telecom – 1.3%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$347,000	$354,807
Cincinnati Bell, Inc., 8.375%, 2014	395,000	392,531
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	204,750
Qwest Communications International, Inc., 7.25%, 2011	320,000	321,600
Qwest Communications International, Inc., 8%, 2015 (n)	65,000	65,000
Qwest Corp., 7.875%, 2011	115,000	119,456
Qwest Corp., 8.375%, 2016 (n)	92,000	96,140
Telemar Norte Leste S.A., 9.5%, 2019 (n)	365,000	434,806
Windstream Corp., 8.625%, 2016	340,000	342,550

		$2,331,640

Oil Services – 0.1%
Basic Energy Services, Inc., 7.125%, 2016	$55,000	$44,687
Trico Shipping A.S., 11.875%, 2014 (n)	45,000	45,619

		$90,306

Oils – 0.1%
Holly Corp., 9.875%, 2017 (n)	$55,000	$57,063
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	99,000

		$156,063

Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 9.75%, 2014	$90,000	$101,138
Teck Resources Ltd., 10.25%, 2016	40,000	45,200
Teck Resources Ltd., 10.75%, 2019	165,000	192,638

		$338,976

Printing & Publishing – 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$23,792	$14,323
American Media Operations, Inc., 14%, 2013 (p)(z)	254,343	151,984
Dex Media West LLC, 9.875%, 2013 (d)	178,000	56,070
Idearc, Inc., 8%, 2016 (d)	261,000	15,660
Nielsen Finance LLC, 10%, 2014	255,000	263,288
Nielsen Finance LLC, 11.5%, 2016	65,000	69,875
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	15,750
Tribune Co., 5.25%, 2015 (d)	170,000	27,625

		$614,575

Railroad & Shipping – 0.1%
Kansas City Southern Railway, 8%, 2015	$105,000	$106,969

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – continued
TFM S.A. de C.V., 9.375%, 2012	$120,000	$122,700

		$229,669

Real Estate – 0.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$65,000	$71,825

Retailers – 0.6%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$40,450
Dollar General Corp., 11.875%, 2017 (p)	115,000	128,512
Limited Brands, Inc., 5.25%, 2014	155,000	144,150
Macy’s Retail Holdings, Inc., 5.35%, 2012	75,000	75,000
Macy’s Retail Holdings, Inc., 5.75%, 2014	235,000	225,013
Neiman Marcus Group, Inc., 10.375%, 2015	120,000	108,300
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	90,950
Toys “R” Us, Inc., 10.75%, 2017 (n)	175,000	186,813
Toys “R” Us, Inc., 8.5%, 2017 (z)	95,000	94,525

		$1,093,713

Specialty Chemicals – 0.1%
Ashland, Inc., 9.125%, 2017 (n)	$240,000	$258,000

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$170,000	$170,000

Steel – 0.1%
CSN Islands XI Corp., 6.875%, 2019 (n)	$208,000	$206,960

Supermarkets – 0.1%
SUPERVALU, Inc., 8%, 2016	$120,000	$122,400

Supranational – 0.3%
Eurasian Development Bank, 7.375%, 2014 (n)	$434,000	$449,190

Telecommunications - Wireless – 1.2%
Cricket Communications, Inc., 7.75%, 2016 (n)	$135,000	$133,312
Crown Castle International Corp., 9%, 2015	170,000	179,775
Crown Castle International Corp., 7.75%, 2017 (n)	90,000	95,175
Crown Castle International Corp., 7.125%, 2019	185,000	182,687
Digicel Group Ltd., 9.25%, 2012 (n)	100,000	104,250
Digicel Group Ltd., 8.25%, 2017 (z)	160,000	156,400
Nextel Communications, Inc., 6.875%, 2013	150,000	142,500
NII Holdings, Inc., 10%, 2016 (n)	140,000	148,400
SBA Communications Corp., 8%, 2016 (n)	55,000	56,650
SBA Communications Corp., 8.25%, 2019 (n)	45,000	46,800
Sprint Nextel Corp., 8.375%, 2012	215,000	219,838
Sprint Nextel Corp., 8.375%, 2017	50,000	48,750
Sprint Nextel Corp., 8.75%, 2032	100,000	85,625
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	500,000	535,000

		$2,135,162

Telephone Services – 0.2%
Frontier Communications Corp., 8.25%, 2014	$170,000	$174,675
Frontier Communications Corp., 8.125%, 2018	95,000	95,237

		$269,912

Tobacco – 0.1%
Alliance One International, Inc., 10%, 2016 (n)	$135,000	$141,750

Transportation - Services – 0.3%
Commercial Barge Line Co., 12.5%, 2017 (n)	$170,000	$174,250
Hertz Corp., 8.875%, 2014	185,000	185,925
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	155,000	158,875

		$519,050

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 2015	$240,000	$260,066
Small Business Administration, 6.34%, 2021	315,598	343,828
Small Business Administration, 6.07%, 2022	262,397	285,347
Small Business Administration, 5.16%, 2028	297,969	320,196

		$1,209,437

U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 2.375%, 2010	$2,101,000	$2,134,813
U.S. Treasury Bonds, 9.25%, 2016	47,000	65,569
U.S. Treasury Bonds, 5.25%, 2029	770,000	891,035
U.S. Treasury Notes, 5.125%, 2011 (f)	495,000	531,313
U.S. Treasury Notes, 1.125%, 2012	18,000	18,141
U.S. Treasury Notes, 3.125%, 2013	305,000	323,872
U.S. Treasury Notes, 4%, 2014	18,000	19,731
U.S. Treasury Notes, 3.75%, 2018	695,000	728,881
U.S. Treasury Notes, 6.375%, 2027	106,000	138,131
U.S. Treasury Notes, TIPS, 1.838%, 2015	308,777	326,049

		$5,177,535

Utilities - Electric Power – 1.2%
AES Corp., 8%, 2017	$555,000	$553,612
Calpine Corp., 8%, 2016 (n)	175,000	175,875
Dynegy Holdings, Inc., 7.5%, 2015	180,000	165,600
Dynegy Holdings, Inc., 7.75%, 2019	45,000	36,787
Edison Mission Energy, 7%, 2017	225,000	164,250
NRG Energy, Inc., 7.375%, 2016	535,000	532,325
RRI Energy, Inc., 7.875%, 2017	114,000	108,585
Texas Competitive Electric Holdings LLC, 10.25%, 2015	535,000	379,850

		$2,116,884

Total Bonds		$100,405,321

Common Stocks – 37.2%
Aerospace – 0.6%
Goodrich Corp.	3,570	$211,844
Northrop Grumman Corp.	14,226	779,585

		$991,429

Apparel Manufacturers – 0.1%
Phillips-Van Heusen Corp.	4,580	$183,200

Automotive – 0.1%
Johnson Controls, Inc.	8,420	$227,761

Broadcasting – 0.1%
Time Warner, Inc.	7,020	$200,421

Brokerage & Asset Managers – 0.2%
CME Group, Inc.	420	$137,857
Invesco Ltd.	10,190	226,728

		$364,585

Cable TV – 0.3%
Comcast Corp., “A”	15,240	$223,571
Time Warner Cable, Inc.	7,740	324,229

		$547,800

Chemicals – 0.6%
Celanese Corp.	5,830	$173,501
Dow Chemical Co.	17,614	489,317

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
E.I. du Pont de Nemours & Co.	4,420	$152,844
PPG Industries, Inc.	5,190	308,442

		$1,124,104

Computer Software – 0.2%
Akamai Technologies, Inc. (a)	7,700	$184,800
Oracle Corp.	3,650	80,592

		$265,392

Construction – 0.2%
Lennox International, Inc.	4,260	$158,131
NVR, Inc. (a)	300	201,945

		$360,076

Consumer Products – 0.3%
Kimberly-Clark Corp.	2,173	$143,353
Newell Rubbermaid, Inc.	19,560	283,816
Procter & Gamble Co.	2,270	141,535

		$568,704

Consumer Services – 0.2%
Apollo Group, Inc., “A” (a)	2,470	$140,963
Service Corp. International	22,090	170,535

		$311,498

Containers – 0.2%
Greif, Inc.	3,360	$187,690
Packaging Corp. of America	11,370	226,490

		$414,180

Electrical Equipment – 0.9%
General Electric Co.	70,972	$1,136,971
Tyco Electronics Ltd.	10,420	241,848
WESCO International, Inc. (a)	10,010	261,261

		$1,640,080

Electronics – 0.3%
Intel Corp.	21,707	$416,774
Marvell Technology Group Ltd. (a)	12,570	193,829

		$610,603

Energy - Independent – 0.4%
Apache Corp.	3,100	$295,368
Chesapeake Energy Corp.	6,790	162,417
XTO Energy, Inc.	7,330	311,085

		$768,870

Energy - Integrated – 3.1%
Chevron Corp.	21,185	$1,653,277
ConocoPhillips	4,440	229,859
Exxon Mobil Corp.	31,580	2,370,711
Hess Corp.	9,220	534,391
Marathon Oil Corp.	20,000	652,400

		$5,440,638

Food & Beverages – 0.4%
Archer Daniels Midland Co.	6,610	$203,654
General Mills, Inc.	3,337	226,916
Kraft Foods, Inc., “A”	7,350	195,363

		$625,933

Food & Drug Stores – 0.1%
Kroger Co.	6,180	$140,533

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.9%
MeadWestvaco Corp.	4,630	$126,723
Weyerhaeuser Co.	36,829	1,434,121

		$1,560,844

Furniture & Appliances – 0.2%
Leggett & Platt, Inc.	11,440	$222,622
Snap-On, Inc.	3,060	110,619

		$333,241

Gaming & Lodging – 0.3%
International Game Technology	3,810	$71,971
Las Vegas Sands Corp. (a)	14,020	214,786
Royal Caribbean Cruises Ltd. (a)	8,541	209,852

		$496,609

General Merchandise – 0.2%
Macy’s, Inc.	23,695	$386,465

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	6,490	$350,655

Insurance – 1.7%
ACE Ltd.	2,477	$120,655
Aflac, Inc.	6,020	277,101
Allied World Assurance Co. Holdings Ltd.	4,270	204,063
Allstate Corp.	3,090	87,787
Chubb Corp.	2,960	148,414
Endurance Specialty Holdings Ltd.	9,900	370,161
Hartford Financial Services Group, Inc.	12,040	294,498
MetLife, Inc.	8,902	304,359
Prudential Financial, Inc.	13,260	661,011
Travelers Cos., Inc.	10,810	566,336

		$3,034,385

Internet – 0.0%
AOL, Inc. (a)	638	$15,699

Leisure & Toys – 0.3%
Hasbro, Inc.	6,210	$184,127
Mattel, Inc.	14,420	280,613

		$464,740

Machinery & Tools – 0.3%
Eaton Corp.	6,390	$408,321
Kennametal, Inc.	7,480	168,300

		$576,621

Major Banks – 3.1%
Bank of America Corp.	69,376	$1,099,610
Bank of New York Mellon Corp.	13,550	360,972
Goldman Sachs Group, Inc.	4,430	751,594
JPMorgan Chase & Co.	32,800	1,393,672
Morgan Stanley	6,960	219,797
PNC Financial Services Group, Inc.	5,710	325,527
Regions Financial Corp.	26,720	156,579
State Street Corp.	3,640	150,332
Wells Fargo & Co.	35,330	990,653

		$5,448,736

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	3,700	$163,022

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
NiSource, Inc.	39,170	$558,173
Questar Corp.	4,900	194,383

		$752,556

Natural Gas - Pipeline – 0.4%
El Paso Corp.	23,860	$228,102
Williams Cos., Inc.	20,869	415,084

		$643,186

Network & Telecom – 0.1%
3 Com Corp. (a)	24,330	$179,312

Oil Services – 0.5%
Diamond Offshore Drilling, Inc.	1,960	$195,098
Halliburton Co.	6,940	203,758
Helix Energy Solutions Group, Inc. (a)	16,550	194,628
Nabors Industries Ltd. (a)	6,700	138,355
Smith International, Inc.	4,370	118,777

		$850,616

Other Banks & Diversified Financials – 1.0%
American Express Co.	16,120	$674,300
Citigroup, Inc.	33,860	139,165
New York Community Bancorp, Inc.	87,713	1,025,365

		$1,838,830

Pharmaceuticals – 1.7%
Eli Lilly & Co.	6,792	$249,470
Johnson & Johnson	11,880	746,539
Merck & Co., Inc.	18,283	662,027
Pfizer, Inc.	72,000	1,308,240

		$2,966,276

Printing & Publishing – 0.1%
American Media, Inc. (a)	4,358	$5,839
Lamar Advertising Co., “A” (a)	7,190	199,019
World Color Press, Inc. (a)	761	7,039

		$211,897

Railroad & Shipping – 0.2%
CSX Corp.	6,800	$322,864

Real Estate – 13.2%
Alexandria Real Estate Equities, Inc., REIT	13,390	$754,794
Atrium European Real Estate Ltd.	44,967	321,496
AvalonBay Communities, Inc., REIT	13,333	963,176
BioMed Realty Trust, Inc., REIT	61,135	836,938
Boston Properties, Inc., REIT	15,124	1,013,006
British Land Co. PLC, REIT	334	2,464
CapitaLand Ltd.	112,958	329,964
Digital Realty Trust, Inc., REIT	31,364	1,526,172
Douglas Emmett, Inc., REIT	94,488	1,296,375
Equity Residential, REIT	39,706	1,278,930
Federal Realty Investment Trust, REIT	11,909	765,987
HCP, Inc., REIT	52,687	1,649,103
Kimco Realty Corp., REIT	81,983	1,010,031
Lexington Corporate Properties Trust, REIT	92,283	448,495
Medical Properties Trust, Inc., REIT	105,157	1,017,920
Mercialys, REIT	5,874	223,942
Plum Creek Timber Co. Inc., REIT	35,313	1,217,945
Public Storage, Inc., REIT	23,648	1,881,908

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
SEGRO PLC, REIT	30,042	$160,869
Simon Property Group, Inc., REIT	33,620	2,442,829
SL Green Realty Corp., REIT	13,103	582,035
Starwood Property Trust, Inc., REIT	21,745	421,853
Ventas, Inc., REIT	37,649	1,616,272
Vornado Realty Trust, REIT	23,706	1,551,795

		$23,314,299

Restaurants – 0.3%
Darden Restaurants, Inc.	15,512	$487,542

Specialty Chemicals – 0.2%
Cytec Industries, Inc.	11,140	$378,537

Specialty Stores – 0.3%
Home Depot, Inc.	12,790	$349,934
Nordstrom, Inc.	6,280	210,066

		$560,000

Telecommunications - Wireless – 0.0%
Sprint Nextel Corp. (a)	22,920	$85,033

Telephone Services – 1.5%
AT&T, Inc.	44,470	$1,198,022
CenturyTel, Inc.	7,374	262,441
Qwest Communications International, Inc.	29,670	108,296
Verizon Communications, Inc.	21,280	669,469
Virgin Media, Inc.	25,190	414,627

		$2,652,855

Tobacco – 0.2%
Philip Morris International, Inc.	3,560	$171,200
Reynolds American, Inc.	2,520	125,899

		$297,099

Trucking – 0.2%
FedEx Corp.	2,830	$238,993
United Parcel Service, Inc., “B”	3,310	190,226

		$429,219

Utilities - Electric Power – 1.3%
American Electric Power Co., Inc.	13,081	$421,077
DPL, Inc.	5,620	150,953
Duke Energy Corp.	10,130	168,968
Edison International	12,060	410,643
FirstEnergy Corp.	10,010	431,231
FPL Group, Inc.	3,480	180,856
NRG Energy, Inc. (a)	4,130	98,872
PG&E Corp.	3,340	141,416
Public Service Enterprise Group, Inc.	8,240	258,406

		$2,262,422

Total Common Stocks		$65,849,367

Floating Rate Loans (g)(r) – 1.5%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Term Loan B, 2014 (o)	$104,335	$101,596

Automotive – 0.4%
Federal Mogul Corp., Term Loan B, 2.17%, 2015	$225,576	$169,859
Ford Motor Co., Term Loan, 3.28%, 2013	664,892	582,493
Mark IV Industries, Inc., Second Lien Term Loan, 9.65%, 2011 (d)	297,043	4,456

		$756,808

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.78%, 2014			$118,940	$102,635
Local TV LLC, Term Loan B, 2.24%, 2013			13,701	11,178
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)			157,214	108,646
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)			145,505	100,554

				$323,013

Building – 0.0%
Building Materials Corp., Term Loan B, 3%, 2014			$32,994	$29,843

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan B, 2.26%, 2014			$162,535	$150,209

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Seond Lien Term Loan, 3.54%, 2014			$302,859	$68,143
MGM Mirage, Term Loan B, 6%, 2011 (o)			137,205	123,044
Motor City Casino, Term Loan B, 8.5%, 2012			101,255	96,192

				$287,379

Printing & Publishing – 0.1%
Tribune Co., Term Loan B, 6.5%, 2014 (d)			$346,192	$162,339

Specialty Chemicals – 0.2%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.73%, 2013 (o)			$5,479	$3,978
LyondellBasell Dutch Tranche Term Loan A, 3.73%, 2013 (o)			12,565	9,123
LyondellBasell German Term Loan B-1, 3.98%, 2014 (o)			15,730	11,421
LyondellBasell German Term Loan B-2, 3.98%, 2014 (o)			15,730	11,421
LyondellBasell German Term Loan B-3, 3.98%, 2014 (o)			15,730	11,421
LyondellBasell Second Priority DIP Term Loan, 5.79%, 2009			38,532	37,376
LyondellBasell Super Priority DIP Term Loan, 9.16%, 2009 (q)			38,589	39,891
LyondellBasell Term Loan B-1, 7%, 2014 (o)			68,259	49,557
LyondellBasell Term Loan B-2, 7%, 2014 (o)			68,259	49,557
LyondellBasell Term Loan B-3, 7%, 2014 (o)			68,259	49,557
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.73%, 2013 (o)			20,547	14,918
LyondellBasell U.S. Tranche Term Loan A, 3.73%, 2013 (o)			39,148	28,423

				$316,643

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013			$105,621	$90,878
Michaels Stores, Inc., Term Loan B2, 2016 (o)			139,269	123,601

				$214,479

Utilities - Electric Power – 0.2%
Calpine Corp., Term Loan, 3.47%, 2014			$126,790	$115,569
TXU Corp., Term Loan B-3, 3.74%, 2014			316,850	234,029

				$349,598

Total Floating Rate Loans				$2,691,907

Preferred Stocks – 0.2%
Major Banks – 0.1%
Bank of America Corp., 8.625%			11,075	$250,406

Other Banks & Diversified Financials – 0.1%
GMAC, Inc., 7% (z)			151	$91,360

Total Preferred Stocks				$341,766

	Strike Price	First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	10/08/09	431	$1,832
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	10/08/09	431	1,259

Total Warrants				$3,091

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 4.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	7,503,724	$7,503,724

Put Options Purchased – 0.0%
iShares Dow Jones U.S. Real Estate - December 2009 @ $35	850	$10,200

Total Investments		$176,805,376

Other Assets, Less Liabilities – 0.2%		429,317

Net Assets – 100.0%		$177,234,693

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,806,758, representing 9.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Altra Holdings, Inc., 8.125%, 2016	11/16/09 - 11/17/09	$99,786	$100,250
American Media Operations, Inc., 9%, 2013	1/30/09 - 11/02/09	16,058	14,323
American Media Operations, Inc., 14%, 2013	1/30/09 - 11/02/09	149,398	151,984
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 6/01/09	299,404	87,264
Bumi Capital Pte Ltd., 12%, 2016	11/05/09	477,000	472,230
Cascades, Inc., 7.75%, 2017	11/18/09	49,267	49,625
Cloud Peak Energy, Inc., 8.25%, 2017	11/20/09	119,123	118,200
Cloud Peak Energy, Inc., 8.5%, 2019	11/20/09	118,993	118,800
Digicel Group Ltd., 8.25%, 2017	11/23/09	157,800	156,400
Fibria Overseas Finance, 9.25%, 2019	10/26/09	246,027	271,560
GMAC, Inc., 7% (Preferred Stock)	12/29/08	116,270	91,360
Gerdau Holdings, Inc., 7%, 2020	11/18/09	166,944	168,640
Johnsondiversey Holdings, Inc., 8.25%, 2019	11/19/09	99,171	99,875
Koppers Holdings, Inc., 7.875%, 2019	11/20/09	68,818	70,000
Korea Expressway Corp., 4.5%, 2015	10/15/09	99,347	101,999
LBI Media, Inc., 8.5%, 2017	7/18/07	123,277	95,000
Local TV Finance LLC, 9.25%, 2015	9/11/07 - 6/15/09	457,853	181,125
Majapahit Holding B.V., 7.75%, 2020	10/30/09	632,614	643,583
Navios Maritime Holdings, Inc., 8.875%, 2017	10/22/09	153,886	158,875
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024	11/23/09	100,000	100,250
Republic of Croatia, 6.75%, 2019	10/29/09	126,638	139,139
Republic of El Salvador, 7.375%, 2019	11/20/09	100,000	102,750
Reynolds Group, 7.75%, 2016	10/29/09	98,705	101,000
Salem Communications Corp., 9.625%, 2016	11/23/09	49,683	51,000
Smurfit Kappa Group PLC, 7.75%, 2019	11/12/09	73,573	72,727
State of Qatar, 4%, 2015	11/17/09	114,851	115,144
State of Qatar, 5.25%, 2020	11/17/09	143,652	145,080
Toys “R” Us, Inc., 8.5%, 2017	11/10/09	93,648	94,525
Triumph Group, Inc., 8%, 2017	11/10/09	39,425	40,000

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	$198,398	$182,450

Total Restricted Securities			$4,295,158
% of Net Assets			2.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
FSA	Financial Security Assurance, Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below: EUR Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/09 - continued

The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$65,058,360	$91,360	$5,839	$65,155,559
Singapore	—	329,964	—	329,964
Austria	—	321,496	—	321,496
France	223,942	—	—	223,942
United Kingdom	160,869	2,464	—	163,333
Canada	10,130	—	—	10,130
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	9,395,816	—	9,395,816
Non-U.S. Sovereign Debt	—	20,376,713	—	20,376,713
Municipal Bonds	—	1,420,111	—	1,420,111
Corporate Bonds	—	38,163,559		38,163,559
Residential Mortgage-Backed Securities	—	21,233,081	—	21,233,081
Asset-Backed & Securitized Securities	—	1,321,050	—	1,321,050
Foreign Bonds	—	8,240,929	—	8,240,929
Floating Rate Loans	—	2,691,907	—	2,691,907
Other Fixed Income Securities	—	254,062	—	254,062
Mutual Funds	7,503,724	—	—	7,503,724
Total Investments	$72,957,025	$103,842,512	$5,839	$176,805,376
Other Financial Instruments
Futures	$5,513	$—	$—	$5,513
Forward Currency Contracts	—	(17,112)	—	(17,112)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/09	$9,326
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,487)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/09	$5,839

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$173,635,500

Gross unrealized appreciation	$17,959,643
Gross unrealized depreciation	(14,789,767)

Net unrealized appreciation (depreciation)	$3,169,876

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(3) Derivative Contracts at 11/30/09

Forward Foreign Currency Exchange Contracts at 11/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	49,680	12/16/09	$73,012	$74,595	$1,583
Liability Derivatives
SELL	EUR	UBS AG	503,913	12/16/09	$737,933	$756,628	$(18,695)

Futures Contracts Outstanding at 11/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	4	$490,875	Mar-10	$9,580
U.S. Treasury Note 2 yr (Long)	USD	4	871,563	Mar-10	2,424
U.S. Treasury Note 5 yr (Long)	USD	10	1,172,656	Mar-10	6,449

					$18,453

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	8	959,500	Mar-10	$(12,940)

At November 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,507,238	67,537,938	(62,541,452)	7,503,724

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,865	$7,503,724

MFS® Government Securities Fund

11/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Bonds – 91.1%
Agency - Other – 6.2%
Financing Corp., 10.7%, 2017	$14,360,000	$20,979,888
Financing Corp., 9.4%, 2018	11,750,000	16,233,800
Financing Corp., 9.8%, 2018	14,975,000	21,100,718
Financing Corp., 10.35%, 2018	15,165,000	22,127,403
Financing Corp., STRIPS, 0%, 2017	18,780,000	13,808,446

		$94,250,255

Asset Backed & Securitized – 1.2%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$9,314,763	$7,867,460
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	5,431,290	4,683,941
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	5,341,614	5,117,215

		$17,668,616

Local Authorities – 0.3%
University of California Rev. (Build America Bonds), 5.77%, 2043	$2,750,000	$2,804,856
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	900,000	961,416

		$3,766,272

Mortgage Backed – 59.7%
Fannie Mae, 4%, 2016	$1,167,842	$1,193,469
Fannie Mae, 4.35%, 2013	878,105	930,019
Fannie Mae, 4.374%, 2013	2,442,120	2,588,217
Fannie Mae, 4.5%, 2015 - 2028	41,129,890	43,437,440
Fannie Mae, 4.518%, 2013	579,736	614,443
Fannie Mae, 4.543%, 2013	2,591,376	2,756,254
Fannie Mae, 4.56%, 2015	2,271,271	2,415,552
Fannie Mae, 4.589%, 2014	2,407,905	2,571,317
Fannie Mae, 4.6%, 2014	1,756,284	1,874,414
Fannie Mae, 4.61%, 2014	5,726,441	6,119,479
Fannie Mae, 4.62%, 2015	3,245,772	3,468,632
Fannie Mae, 4.665%, 2015	1,534,222	1,639,592
Fannie Mae, 4.67%, 2019	1,180,000	1,255,684
Fannie Mae, 4.69%, 2015	1,250,280	1,337,839
Fannie Mae, 4.7%, 2015	2,308,131	2,467,106
Fannie Mae, 4.73%, 2012	2,676,138	2,851,766
Fannie Mae, 4.74%, 2015	1,739,299	1,864,597
Fannie Mae, 4.77%, 2012 - 2014	2,215,457	2,373,944
Fannie Mae, 4.78%, 2015	1,893,340	2,034,624
Fannie Mae, 4.79%, 2012 - 2015	13,215,539	13,936,222
Fannie Mae, 4.791%, 2012	907,650	964,241
Fannie Mae, 4.81%, 2015	1,631,543	1,763,577
Fannie Mae, 4.815%, 2015	1,968,000	2,116,909
Fannie Mae, 4.82%, 2014 - 2015	5,063,978	5,454,457
Fannie Mae, 4.83%, 2019	1,649,146	1,775,684
Fannie Mae, 4.839%, 2014	8,321,656	8,945,381
Fannie Mae, 4.845%, 2013	3,627,101	3,890,434
Fannie Mae, 4.85%, 2015	1,400,243	1,507,492
Fannie Mae, 4.87%, 2015	1,335,410	1,438,246
Fannie Mae, 4.872%, 2014	5,493,197	5,878,956
Fannie Mae, 4.874%, 2019	5,426,670	5,792,915
Fannie Mae, 4.88%, 2020	1,152,959	1,243,755
Fannie Mae, 4.89%, 2015	1,236,540	1,333,238
Fannie Mae, 4.92%, 2014	963,747	1,023,962
Fannie Mae, 4.921%, 2015	4,672,497	5,048,158
Fannie Mae, 4.935%, 2014	762,507	822,346
Fannie Mae, 4.94%, 2019	436,197	473,155
Fannie Mae, 4.994%, 2017	4,579,332	4,947,422
Fannie Mae, 5%, 2013 - 2039	79,875,945	84,149,167

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.05%, 2017 - 2019	3,104,034	$3,380,908
Fannie Mae, 5.06%, 2013 - 2017	3,307,657	3,559,093
Fannie Mae, 5.09%, 2016	600,000	654,052
Fannie Mae, 5.098%, 2013	2,742,794	2,969,390
Fannie Mae, 5.1%, 2014 - 2015	3,206,992	3,492,292
Fannie Mae, 5.161%, 2018	834,529	914,026
Fannie Mae, 5.19%, 2020	2,037,851	2,176,103
Fannie Mae, 5.27%, 2016	650,000	714,680
Fannie Mae, 5.3%, 2017	774,215	852,271
Fannie Mae, 5.37%, 2013 - 2018	3,783,873	4,155,179
Fannie Mae, 5.38%, 2017	2,043,378	2,258,215
Fannie Mae, 5.423%, 2016	4,489,950	4,972,690
Fannie Mae, 5.466%, 2015	5,442,229	6,024,610
Fannie Mae, 5.5%, 2017 - 2038	199,238,628	212,552,321
Fannie Mae, 5.503%, 2011	1,743,000	1,865,694
Fannie Mae, 5.507%, 2017	1,490,388	1,658,600
Fannie Mae, 6%, 2017 - 2037	70,961,046	76,299,274
Fannie Mae, 6.005%, 2012	1,168,030	1,256,913
Fannie Mae, 6.022%, 2010	1,600,000	1,672,765
Fannie Mae, 6.088%, 2011	2,736,000	2,900,785
Fannie Mae, 6.26%, 2012	367,401	399,725
Fannie Mae, 6.5%, 2016 - 2037	24,265,587	26,373,724
Fannie Mae, 7.5%, 2024 - 2031	500,646	570,338
Freddie Mac, 3.75%, 2024	475,477	478,273
Freddie Mac, 4%, 2024	589,358	592,613
Freddie Mac, 4.186%, 2019	2,800,000	2,862,098
Freddie Mac, 4.375%, 2015	3,378,882	3,474,360
Freddie Mac, 4.5%, 2010 - 2026	19,359,377	20,128,010
Freddie Mac, 5%, 2016 - 2039	55,038,308	57,663,893
Freddie Mac, 5.085%, 2019	6,865,000	7,500,627
Freddie Mac, 5.5%, 2021 - 2036	89,341,563	94,610,599
Freddie Mac, 6%, 2017 - 2038	49,222,026	53,000,958
Freddie Mac, 6.5%, 2016 - 2038	10,169,597	10,990,846
Ginnie Mae, 5.5%, 2033 - 2038	38,388,780	41,042,098
Ginnie Mae, 5.612%, 2058	12,748,371	13,612,838
Ginnie Mae, 6.36%, 2058	6,856,836	7,500,736

		$911,431,702

Municipals – 3.7%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$13,881,586
Harris County, TX, “C”, FSA, 5.25%, 2027	8,275,000	9,612,075
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	8,216,198
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	5,933,948
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	5,515,000	6,635,593
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,875,127
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	8,950,000	9,777,607

		$56,932,134

U.S. Government Agencies and Equivalents – 4.7%
Aid-Egypt, 4.45%, 2015	$8,777,000	$9,510,845
Empresa Energetica Cornito Ltd., 6.07%, 2010	1,626,000	1,659,642
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,843,771
Small Business Administration, 9.5%, 2010	6,329	6,511
Small Business Administration, 9.65%, 2010	5,825	6,030
Small Business Administration, 9.25%, 2010	12,732	12,919

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 9.7%, 2010	$4,985	$5,136
Small Business Administration, 9.3%, 2010	20,178	20,933
Small Business Administration, 8.625%, 2011	31,951	32,757
Small Business Administration, 8.8%, 2011	21,938	22,696
Small Business Administration, 6.35%, 2021	1,605,386	1,748,303
Small Business Administration, 6.34%, 2021	2,051,387	2,234,884
Small Business Administration, 6.44%, 2021	1,872,005	2,041,535
Small Business Administration, 6.625%, 2021	2,130,846	2,332,810
Small Business Administration, 6.07%, 2022	1,904,256	2,070,804
Small Business Administration, 4.98%, 2023	1,994,701	2,108,906
Small Business Administration, 4.89%, 2023	4,899,125	5,265,670
Small Business Administration, 4.77%, 2024	3,970,128	4,214,382
Small Business Administration, 5.52%, 2024	3,136,531	3,375,692
Small Business Administration, 4.99%, 2024	3,444,124	3,668,023
Small Business Administration, 4.86%, 2024	2,603,035	2,774,235
Small Business Administration, 4.86%, 2025	4,057,692	4,329,636
Small Business Administration, 5.11%, 2025	3,589,293	3,834,206
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,550,298
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,380,000	1,389,773

		$72,060,397

U.S. Treasury Obligations – 15.3%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,461,466
U.S. Treasury Bonds, 4.75%, 2017	11,447,000	12,961,942
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,830,634
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,427,374
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	9,179,948
U.S. Treasury Bonds, 5.25%, 2029	25,072,000	29,013,018
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,118,770
U.S. Treasury Bonds, 5%, 2037	3,846,000	4,361,602
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,390,041
U.S. Treasury Notes, 4.125%, 2012	15,630,000	16,978,088
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,961,388
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,780,444
U.S. Treasury Notes, 3.125%, 2013	48,289,000	51,276,882
U.S. Treasury Notes, 4%, 2014	2,232,000	2,446,656
U.S. Treasury Notes, 2.625%, 2016	4,787,000	4,822,903
U.S. Treasury Notes, 3.75%, 2018 (f)	42,779,000	44,864,476
U.S. Treasury Notes, 6.375%, 2027	2,309,000	3,008,916
U.S. Treasury Notes, TIPS, 1.625%, 2015	14,295,341	15,094,994

		$232,979,542

Total Bonds		$1,389,088,918

Money Market Funds (v) – 8.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	130,311,797	$130,311,797

Total Investments		$1,519,400,715

Other Assets, Less Liabilities – 0.4%		6,106,169

Net Assets – 100.0%		$1,525,506,844

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,843,771 representing 0.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

3

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers
FSA	Financial Security Assurance, Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$399,290,194	$—	$399,290,194
Municipal Bonds	—	56,932,134	—	56,932,134
Corporate Bonds	—	3,766,272		3,766,272
Residential Mortgage-Backed Securities	—	911,431,702	—	911,431,702
Commercial Mortgage-Backed Securities	—	17,668,616	—	17,668,616
Mutual Funds	130,311,797	—	—	130,311,797
Total Investments	$130,311,797	$1,389,088,918	$—	$1,519,400,715
Other Financial Instruments
Futures	$55,878	$—	$—	$55,878

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

5

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/09 - continued

Aggregate Cost	$1,441,015,567

Gross unrealized appreciation	$78,680,925
Gross unrealized depreciation	(295,777)

Net unrealized appreciation (depreciation)	$78,385,148

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 11/30/09

Futures Contracts Outstanding at 11/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	180	$39,220,313	Mar-10	$109,058
U.S. Treasury Note 5 yr (Long)	USD	141	16,534,453	Mar-10	90,936

					199,994

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	60	7,363,125	Mar-10	$(144,116)

At November 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,278,963	473,232,412	(365,199,578)	130,311,797

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$117,077	$130,311,797

6

MFS® Global Real Estate Fund

11/30/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Forest & Paper Products – 1.7%
Weyerhaeuser Co.	73,164	$2,849,006
Other Banks & Diversified Financials – 2.0%
New York Community Bancorp, Inc.	276,662	$3,234,179
Real Estate – 94.5%
Alexandria Real Estate Equities, Inc., REIT	26,251	$1,479,769
Atrium European Real Estate Ltd.	807,572	5,773,816
AvalonBay Communities, Inc., REIT	23,998	1,733,616
BioMed Realty Trust, Inc., REIT	246,086	3,368,917
Boston Properties, Inc., REIT	34,850	2,334,253
BR Malls Participacoes S.A. (a)	128,149	1,751,966
British Land Co. PLC, REIT	212,766	1,569,547
CapitaLand Ltd.	2,051,716	5,993,312
CFS Retail Property Trust, REIT	1,495,136	2,697,709
Corio N.V., REIT	36,145	2,464,020
Digital Realty Trust, Inc., REIT	84,266	4,100,384
Douglas Emmett, Inc., REIT	194,256	2,665,192
Equity Residential, REIT	75,832	2,442,549
Federal Realty Investment Trust, REIT	12,867	827,605
Fukuoka Corp., REIT	128	668,135
Hammerson PLC, REIT	494,022	3,272,113
Hang Lung Properties Ltd.	1,996,700	7,291,128
HCP, Inc., REIT	68,783	2,152,908
Kimco Realty Corp., REIT	137,731	1,696,846
Klepierre, REIT	25,377	1,019,319
Land Securities Group PLC	224,578	2,445,140
Lexington Corporate Properties Trust, REIT	385,408	1,873,083
Link, REIT	2,616,108	6,589,174
Macquarie Goodman Group	4,143,958	2,277,271
Medical Properties Trust, Inc., REIT	371,607	3,597,156
Mercialys	76,935	2,933,099
Mitsubishi Estate Co. Ltd.	438,105	6,851,088
Mitsui Fudosan Co. Ltd.	320,518	5,481,336
Nippon Building Fund, Inc., REIT	434	3,524,618
Plum Creek Timber Co. Inc., REIT	63,969	2,206,291
Public Storage, Inc., REIT	48,042	3,823,182
SEGRO PLC, REIT	703,495	3,767,074
Simon Property Group, Inc., REIT	115,199	8,370,359
Starwood Property Trust, Inc., REIT	121,847	2,363,832
Stockland, IEU	1,273,970	4,706,062
Sun Hung Kai Properties Ltd.	422,231	6,259,875
Unibail-Rodamco	41,746	9,402,563
Ventas, Inc., REIT	93,742	4,024,344
Vornado Realty Trust, REIT	84,724	5,546,033
Westfield Group, REIT	695,735	7,767,198
Wharf Holdings Ltd.	868,567	4,684,628

		$153,796,510

Total Common Stocks		$159,879,695

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	2,836,086	$2,836,086

Total Investments		$162,715,781

Other Assets, Less Liabilities – 0.1%		101,274

Net Assets – 100.0%		$162,817,055

(a)	Non-income producing security.

1

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/09 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 11/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$60,689,504	$—	$—	$60,689,504
Hong Kong	24,824,805	—	—	24,824,805
Australia	4,974,980	12,473,261	—	17,448,241
Japan	3,524,618	13,000,559	—	16,525,177
France	12,335,662	1,019,319	—	13,354,981
United Kingdom	3,767,074	7,286,800	—	11,053,874
Singapore	—	5,993,311	—	5,993,311
Austria	—	5,773,816	—	5,773,816
Netherlands	2,464,020	—	—	2,464,020
Other Countries	1,751,966	—	—	1,751,966
Mutual Funds	2,836,086	—	—	2,836,086

Total Investments	$117,168,715	$45,547,066	$—	$162,715,781

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 11/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$107,485,053

Gross unrealized appreciation	$55,763,730
Gross unrealized depreciation	(533,002)

Net unrealized appreciation (depreciation)	$55,230,728

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	133,088,978	(130,252,892)	2,836,086

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,905	$2,836,086

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of November 30, 2009, are as follows:

United States	38.9%
Hong Kong	15.2%
Australia	10.7%
Japan	10.1%
France	8.2%
United Kingdom	6.8%
Singapore	3.7%
Austria	3.5%
Netherlands	1.5%
Other Countries	1.4%

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2010

*	Print name and title of each signing officer under his or her signature.